Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Loan Portfolio Summarized by Past Due Status (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, 30-90 days past due	$ 2,581	$ 3,624
Total loans, greater than 90 days past due	2,831	1,913
Total loans, past due	5,412	5,537
Total loans, current	119,559	102,571
Total loans	124,971	108,108
Total loans > 90 days and accruing	806	728
One-to-Four Family Residential [Member] | Owner Occupied [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, 30-90 days past due	589	1,916
Total loans, greater than 90 days past due	837	559
Total loans, past due	1,426	2,475
Total loans, current	5,659	6,425
Total loans	7,085	8,900
Total loans > 90 days and accruing	249	256
One-to-Four Family Residential [Member] | Non-owner Occupied [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, 30-90 days past due	735	884
Total loans, greater than 90 days past due	972	575
Total loans, past due	1,707	1,459
Total loans, current	46,847	42,030
Total loans	48,554	43,489
Total loans > 90 days and accruing	136	197
One-to-Four Family Residential [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	55,639	52,389
Multi-family, Five or More Residential [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, greater than 90 days past due	67	75
Total loans, past due	67	75
Total loans, current	10,065	5,948
Total loans	10,132	6,023
Total loans > 90 days and accruing		75
Commercial Real Estate and Lines of Credit [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, 30-90 days past due	1,051	322
Total loans, greater than 90 days past due	910	674
Total loans, past due	1,961	996
Total loans, current	35,185	26,747
Total loans	37,146	27,743
Total loans > 90 days and accruing	421	200
Home Equity Line of Credit [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, 30-90 days past due	99	168
Total loans, greater than 90 days past due	45	30
Total loans, past due	144	198
Total loans, current	6,817	5,484
Total loans	6,961	5,682
Commercial Business and Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, current	790	233
Total loans	790	233
Commercial Real Estate Construction Financing Receivable [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, 30-90 days past due	107	334
Total loans, past due	107	334
Total loans, current	14,196	15,704
Total loans	14,303	16,038
Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	$ 124,181	$ 107,875